Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities - USD ($)		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Sep. 23, 2021
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts		$ 1,775,555		$ 4,642,303
Additional principal loans provided		22,322		22,322
Loans already converted		(676,211)		(201,811)
Remaining principal loans amount		1,121,666		4,462,814		$ 3,521,748
Loans presented as of December 31, 2021		1,637,577		6,567,411
CLA August 2017 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts		905,555	[1]	905,555	[2]
Additional principal loans provided		22,322	[1]	22,322	[2]
Loans already converted		(276,211)	[1]	(201,811)	[2]
Remaining principal loans amount		$ 651,666	[1]	$ 726,066	[2]
Converted through		2020	[1]	2020	[2]
Loans presented as of December 31, 2021		$ 1,057,711	[1]	$ 1,230,038	[2]
CLA May 2018 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts		170,000	[1]	170,000	[2]
Additional principal loans provided			[1]		[2]
Loans already converted			[1]		[2]
Remaining principal loans amount		$ 170,000	[1]	$ 170,000	[2]
Converted through		2019	[1]	2019	[2]
Loans presented as of December 31, 2021		$ 230,224	[1]	$ 218,875	[2]
CLA November 2018 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts		225,000	[1]	225,000	[2]
Additional principal loans provided			[1]		[2]
Loans already converted		(25,000)	[1]		[2]
Remaining principal loans amount		$ 200,000	[1]	$ 225,000	[2]
Converted through	[3]	2020	[1]	2020	[2]
Loans presented as of December 31, 2021		$ 236,129	[1]	$ 356,718	[2]
CLA August 2019 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	[1]	475,000
Additional principal loans provided	[1]
Loans already converted	[1]	(375,000)
Remaining principal loans amount	[1]	$ 100,000
Converted through	[1],[3]	2021
Loans presented as of December 31, 2021	[1]	$ 113,513
CLA October 2018 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	[2]			1,000,000
Additional principal loans provided	[2]
Loans already converted	[2]
Remaining principal loans amount	[2]			$ 1,000,000
Converted through	[2],[3]			2020
Loans presented as of December 31, 2021	[2]			$ 1,591,030
CLA December 2018 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	[2]			400,000
Additional principal loans provided	[2]
Loans already converted	[2]
Remaining principal loans amount	[2]			$ 400,000
Converted through	[2],[3]			2020
Loans presented as of December 31, 2021	[2]			$ 629,647
CLA January-April 2019 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts				200,000
Additional principal loans provided
Loans already converted
Remaining principal loans amount				$ 200,000
Converted through	[3]			2021
Loans presented as of December 31, 2021				$ 215,752
CLA March-December 2019 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	[2]			1,250,000
Additional principal loans provided	[2]
Loans already converted	[2]
Remaining principal loans amount	[2]			$ 1,250,000
Converted through	[2],[4]			2020
Loans presented as of December 31, 2021	[2]			$ 1,932,525
CLA August-December 2019 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	[2]			475,000
Additional principal loans provided	[2]
Loans already converted	[2]
Remaining principal loans amount	[2]			$ 475,000
Converted through	[2],[3]			2021
Loans presented as of December 31, 2021	[2]			$ 368,559
CLA July 2020 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	[2]			16,748
Additional principal loans provided	[2]
Loans already converted	[2]
Remaining principal loans amount	[2]			$ 16,748
Converted through	[2],[3]			2020
Loans presented as of December 31, 2021	[2]			$ 24,267

[1]	Those CLA’s were not repaid on time and therefore were in default as of December 31, 2021. Due to such default, the Company presented those CLA’s in their fair value.
[2]	Those CLA’s were not repaid on time and therefore were in default as of December 31, 2020. Due to such default, the Company presented those CLA’s in their fair value.
[3]	Structured as a 24 month- convertible loan or less in case of a Public Offering (“PO”) event.
[4]	The due date for those convertible loans is October 2020 or earlier in case of a PO event.